40. OPERATIONS IN HYDROCARBON CONSORTIUMS	12 Months Ended
Dec. 31, 2017
Operations In Hydrocarbon Consortiums
OPERATIONS IN HYDROCARBON CONSORTIUMS

40.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

According to Law No.17,319, royalties equivalent to 12% of the wellhead price of crude oil and natural gas are paid in Argentina. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending to the producing jurisdiction and market value of the product.

40.2 Oil and gas areas and participation in joint-operations

As of December 31, 2017, the Company and associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

			Participation			Duration Up To
Name	Note	Location	Direct	Indirect	Operator

Argentine production
25 de Mayo - Medanito S.E.	(g)	Río Negro	100.00%	-	PAMPA	2,026
Jagüel de los Machos	(g)	Río Negro	100.00%	-	PAMPA	2,025
Bajada del Palo	(g)	Neuquén	3.85%	43.07%	PELSA	2,025
Río Neuquén	(g)	Río Negro and Neuquén	33.07%	-	YPF	2027/2051
Entre Lomas	(g)	Río Negro and Neuquén	3.85%	43.07%	PELSA	2,026
Sierra Chata		Neuquén	45.56%	-	PAMPA	2,023
El Mangrullo		Neuquén	100.00%	-	PAMPA	2,025
La Tapera - Puesto Quiroga		Chubut	35.67%	-	Tecpetrol	2,027
El Tordillo		Chubut	35.67%	-	Tecpetrol	2,027
Aguaragüe		Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	(a)	Mendoza	22.51%	-	Pluspetrol	2,036
Charco del Palenque - Jarilla Quemada	(g)	Río Negro	3.85%	43.07%	PELSA	2034/2040
Anticlinal		Neuquén	15.00%	-	YPF	2,026
Estación Fernández Oro	(e)	Río Negro	15.00%	-	YPF	2,026
Rincón del Mangrullo	(e)	Neuquén	50.00%	-	YPF	2,051
Senillosa	(f)	Neuquén	85.00%	-	PAMPA	2,040

Foreign
Oritupano - Leona		Venezuela	-	22.00%	PDVSA	2,025
Acema		Venezuela	-	34.49%	PDVSA	2,025
La Concepción		Venezuela	-	36.00%	PDVSA	2,025
Mata		Venezuela	-	34.49%	PDVSA	2,025

Argentine exploration
Parva Negra Este		Neuquén	42.50%	-	PAMPA	2,018
Enarsa 1 (E1)	(c)	Argentine Continental Shelf	25.00%	-	YPF	-
Enarsa 3 (E3)	(c)	Argentine Continental Shelf	35.00%	-	PAMPA	-
Chirete		Salta	50.00%	-	High Luck Group Limited	2,017
Río Atuel		Mendoza	33.33%	-	Tecpetrol	2,018
Borde del Limay	(b)	Neuquén	85.00%	-	PAMPA	2,014
Los Vértices	(b)	Neuquén	85.00%	-	PAMPA	2,014
Veta Escondida y Rincón de Aranda		Neuquén	55.00%	-	PAMPA	2,027

(a)	The granting of the concession is in progress and the term will be 25 years from such granting.
(b)	It is in process of returning to Gas y Petróleo del Neuquén SA (“GyP”, permit holder).
(c)	The Company, in compliance with section 5.2 of the respective partnership agreements, informed to the partners of Enarsa 1 and Enarsa 3, its decision not to participate in retraining them in exploration permits according to section 30 of Law 27.007.
(d)	Within the concession agreement renegotiation with the Province of Río Negro, it was agreed to assign to EDHIPSA 5% of the rights and obligations inherent to the production concession in Rio Neuquén area in the Province of Río Negro, to be assumed in equal parts by the partners.
(e)	The 15% interest in the assets corresponds to 12 wells in the Estación Fernandez Oro area and 10 wells in the Anticlinal area.
(f)	The company is currently conducting a process for the total reversal of the area.
(g)	In January 2018, the Company decided to sell these interests (Note 1).

40.3 Production concession in the Veta Escondida area

On April 4, 2012 by the sanction of the Provincial Decree No. 563/12, Petrobras Argentina was notified of a decision of the government of the Province of Neuquén to terminate the production concession in the Veta Escondida area. The Company has sought relief alleging that it has complied with all requirements under the concession and that it did not commit any breach which would support the decision adopted by the Government of Neuquén.

As of the date of these financial statements, the parties are negotiating a solution to the conflict taking into account the current situation of the industry and market.

40.4 New concession and changes in working interest oil and gas areas

40.4.1 Parva Negra Area

Petrobras had submitted a request for an exploitation concession in Parva Negra area, holding a 100% interest. In 2014, Petrobras renegotiated its rights on the area and entered into a joint operation agreement with GyP, holder of the Parva Negra Este exploration permit, with GyP having a 15% interest and Petrobras (operator) having a 85% interest.

Regarding that circumstance, the Executive Branch of the Province of Neuquén, through Decree No. 575/2014, approved the joint operation agreement (UTE) for Parva Negra Este area, while Decree No. 1600/2015 approved Amendment No. 1 whereby EXXONMOBIL Exploration Argentina is authorized to participate. The Company has a 42.5% stake and the remaining commitment to drill 1 horizontal branch of approximately 2,500 meters in an exploratory well, and, if successful, to complete and test it, until the end of 2017.

With the drilling and completion of an approximate 2,500-meter horizontal branch in the PNE.x-1001(h) well and the corresponding trials which are currently under way, there are no outstanding commitments under this permit. A one-year extension was requested to conduct tests and trials in the well and evaluate its production behavior in order to conclude the evaluation of the permit.

40.4.2 Senillosa Area

On May 18, 2016, and subject to certain conditions subsequent, PEPASA and Rovella agreed on the assignment of Rovella’s 35% interest in the whole Senillosa joint venture in favor of PEPASA in consideration of the forgiveness of a debt it held with the company. Thus, PEPASA now holds an 85% interest in the Senillosa joint venture.

Lastly, as of the date of these financial statements and as a result of the low pressure and production in the wells, the long-term production trial was terminated and the built facilities were dismantled. Therefore, PEPASA recorded an impairment of Property, Plant and Equipment in the amount of $ 35 million under “Exploration Expenses”.

During fiscal year 2017, tasks for the abandonment of 12 wells were initiated, which will be concluded in the first semester of 2018.

40.4.3 Río Neuquén and Aguada de la Arena areas

On October 14, 2016, the Company perfected the sale of its 33.33% interest in the “Río Neuquén” area concession and its whole interest in the “Aguada de la Arena” area concession to YPF. On October 27, 2016, the Company consummated also the sale to an affiliate of Petrobras Brazil of 33.6% of all rights and obligations under the concession over the Río Neuquén area and 100% of all rights and obligations in the Colpa and Caranda areas in Bolivia.

40.4.4 Río Neuquén area in the Province of Neuquén

Pursuant to Decree No. 776/2016 passed on June, 13, 2016, the Executive Branch of the Province of Neuquén approved the Investment Memorandum of Agreement executed by Petrobras Argentina and such province, whereunder a 35-year non-conventional exploitation concession was granted over the Río Neuquén area, including a 5-year pilot development plan period.

This agreement mainly provides that Petrobras will be under a duty to execute a pilot plan for the development of non-conventional hydrocarbons (tight gas) involving the drilling of 24 wells and the refurbishing of surface facilities from 2016 through 2020. Total investments for such period are estimated at US$ 346 million. The agreement provides for the payment of a fixed bond of US$ 5.7 million and a Corporate Social Responsibility Contribution in the amount of US$ 8.6 million.

In addition, through a payment of $ 208 million, differences in interpretation concerning the sales tax in the proceedings pending before the Tax Bureau of the Province of Neuquén were finally settled.

YPF S.A. has been the operator of the area, where Petrobras Operaciones S.A. has an interest, since 2016.

40.4.5 25 de Mayo-Medanito S.E. area in the Province of La Pampa

On March 30, 2016, the Legislature of the Province of La Pampa enacted a law declaring “of strategic interest” the 25 de Mayo-Medanito S.E. area located in that province with the purpose of transferring its possession to the province after the expiration of the original term of the concession to Petrobras for 25 years.

On October 29, 2016, the Province of La Pampa took possession of the 25 de Mayo-Medanito S.E area.

As a result of the foregoing, the Company recognized a loss of $ 213 million, as of December 31, 2016 mainly related to environmental remediation and retirement obligations

PEPASA and Pampetrol SAPEM entered into an operating services agreement for the area for a term of one year as from October 29, 2016 in consideration of a compensation equivalent to approximately 62% of the hydrocarbon production in the area. This exploitation concession belongs to Pampetrol, and the agreement has not granted the Company any rights or interests over it.

On October 28, 2017, the rendering of the operating services terminated and the area began to be operated by Pampetrol SAPEM. The Company has performed all undertaken obligations, returned the facilities as and when required and in an operating status, and provided all the applicable environmental documentation.

40.4.6 Las Tacanas Norte area

Under the Public Tender No 1/2017 - V Round, for the selection of companies interested in the exploration, development and eventual exploitation of the blocks located in the Province of Neuquén and concessional in favor of the Gas y Petróleo del Neuquén S.A. (‘GyP’), on November 1, 2017, the Board of Directors of GyP has proceed to award in favor of the Company for the offer summited for Las Tacanas Norte block.

Las Tacanas Norte block has a 120 km2 surface and is adjacent to El Mangrullo block, which is currently operated by the Company. The accepted offer consists of a perforation of up to 8 wells with the objective toward Vaca Muerta formation, and other exploratory studies. The exploratory license is for a 4-year term (2018-2021).

40.4.7 Rincón del Mangrullo area

On August 1, 2017, YPF entered into an Agreement with the Province of Neuquén for the awarding of an unconventional exploitation concession in the Rincón del Mangrullo area, which was approved by a provincial executive order.

The main commitments of the Agreement are as follows:

-	A 35-year extension of the exploitation concession,
-	A commitment to pay a bond, a corporate social responsibility contribution and the stamp tax for a total amount of US$ 20 million, and
-	An investment commitment of US$ 150 million aiming to further the development of the Mulichinco formation (tight gas) and to explore the potential of the Lajas and Vaca Muerta formations.

Although the Company will participate in this new unconventional concession in Rincón del Mangrullo jointly with YPF, its investment commitment will amount to 30% of the total amount agreed upon between YPF and the Province of Neuquén as PEPASA’s Agreement with YPF does not include the Vaca Muerta formation.

40.5 Investment Commitments

In the Province of Río Negro, in the 25 de Mayo – Medanito, Jagüel de los Machos and Río Neuquén concessions, the Company committed to spend a total estimated amount of US$ 908 million in exploration and exploitation activities (US$ 451 million until 2017, US$ 266 million during the 2018-2020 period and US$ 191 million from 2021 onwards). Additionally, in Entre Lomas field concession, PELSA committed to spend a total estimated amount of US$ 492 million in exploration and exploitation activities as from the agreement’s effective date (US$ 173 million until 2017, US$ 140 million during the 2018-2020 period and US$ 179 million from 2021 onwards).

In January 2018, the Company decided to sell its 58.88% interest in PELSA and its interests in the Entre Lomas, Bajada del Palo, Agua Amarga and Medanito / Jagüel de los Machos areas to Vista Oil & Gas (Note 1.5.2).

40.6 Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2017 and 2016:

	12.31.2017	12.31.2016	12.31.2015

At the beginning of the year	274	113	30
Increase for subsidiaries acquisition	-	227	-
Increases	196	102	86
Transferred to development	(177)	(57)	-
Loss of the year	(27)	(111)	(3)
At the end of the year	266	274	113

Number of wells at the end of the year	7	7	6

40.7 Oil and gas reserves (INFORMATION NOT COVERED BY THE AUDITORS’ REPORT)

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2017.

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	32,935	12,646	8,695	8,667	41,630	21,313

Total at 12.31.2017	32,935	12,646	8,695	8,667	41,630	21,313

(1) In thousands of barrels.

(2) In millions of cubic meters.